Discontinued Operations (Discontinued Operations) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Discontinued Operations [Line Items]
Income from discontinued operations, aggregate gains on sales and liquidation of subsidiaries, business units, and rental properties	¥ 362	¥ 14,600